SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Feb. 28, 2013
SHARE-BASED COMPENSATION.
Summary of share-based compensation

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013

Cost of revenues	$521,387	$417,984	$105,756
Selling and marketing	975,114	1,497,266	1,814,748
General and administrative	3,809,971	5,985,993	6,363,396

Total	$5,306,472	$7,901,243	$8,283,900

Summary of activities of non-vested shares granted under the 2010 Share Incentive Plan

	Number of	Weighted
	nonvested	average grant date
	shares	fair value
Outstanding as of March 1, 2010	—	—
Granted	5,419,500	4.05
Forfeited	68,700	4.05
Vested	—	—

Outstanding as of February 28, 2011	5,350,800	4.05

Granted	586,100	5.40
Forfeited	154,550	4.42
Vested	2,379,740	4.10

Outstanding as of February 29, 2012	3,402,610	4.23

Granted	6,845,800	5.56
Forfeited	663,500	5.26
Vested	1,873,398	4.55

Outstanding as of February 28, 2013	7,711,512	5.24